Note 14 - Lease Obligations (Details) - USD ($) $ in Thousands			12 Months Ended
	May. 12, 2014	Mar. 10, 2014	Dec. 31, 2014	Dec. 31, 2015	Nov. 13, 2014	Oct. 23, 2014
Note 14 - Lease Obligations (Details) [Line Items]
Capital Lease Obligations, Current			$ 5,225	$ 37,219
Capital Lease Obligations, Noncurrent			32,785
HandyMar AS [Member]
Note 14 - Lease Obligations (Details) [Line Items]
Minimum Lease Payments, Sale Leaseback Transactions			27,266
Minimum Lease Payments, Sale Leaseback Transactions, Next Twelve Months			138	27,320
Vessel Newlead Albion [Member]
Note 14 - Lease Obligations (Details) [Line Items]
Purchase Obligation		$ 18,275
Minimum Lease Payments, Sale Leaseback Transactions			13,697	13,654
Vessel Newlead Albion [Member] | HandyMar AS [Member]
Note 14 - Lease Obligations (Details) [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities	$ 13,875
Sale Leaseback Transaction, Call Option Amount	13,488
Sale Leaseback Transaction, Net Book Value	14,060
Loss on Sale Leaseback Transaction			525
Vessel Newlead Venetico [Member]
Note 14 - Lease Obligations (Details) [Line Items]
Minimum Lease Payments, Sale Leaseback Transactions			13,708	$ 13,666
Vessel Newlead Venetico [Member] | HandyMar AS [Member]
Note 14 - Lease Obligations (Details) [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities	13,875
Sale Leaseback Transaction, Call Option Amount	13,485
Sale Leaseback Transaction, Net Book Value	$ 14,097
Loss on Sale Leaseback Transaction			$ 625
Transportation Equipment [Member]
Note 14 - Lease Obligations (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment		4,625
Transportation Equipment [Member] | Vessel Newlead Albion [Member]
Note 14 - Lease Obligations (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment		4,400
Transportation Equipment [Member] | Vessel Newlead Venetico [Member]
Note 14 - Lease Obligations (Details) [Line Items]
Purchase Obligation		$ 18,500
Vessel Katerina L [Member] | Flegra Compania S.A. [Member]
Note 14 - Lease Obligations (Details) [Line Items]
Capital Leases, Future Minimum Payments Due					$ 5,372
Vessel Ioli [Member] | Frourio Compania S.A. [Member]
Note 14 - Lease Obligations (Details) [Line Items]
Capital Leases, Future Minimum Payments Due						$ 5,407